INVESTMENTS (Details 7) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Current assets	$ 549,967	$ 604,147	$ 58,975
Non-current assets	2,887,581	2,909,276	1,646,508
TOTAL ASSETS	3,437,548	3,513,423	1,705,483
LIABILITIES
Current liabilities	1,013,253	1,057,911	76,035
PARTNER'S EQUITY	2,424,295	2,455,512	1,629,448
TOTAL LIABILITIES AND PARTNERS' EQUITY	$ 3,437,548	$ 3,513,423	$ 1,705,483